Business Combinations - Additional Information (Detail)	1 Months Ended			12 Months Ended
	Aug. 31, 2016 PEN (S/)	Jan. 31, 2016 PEN (S/)	Jun. 30, 2015	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2014 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 PEN (S/)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 23, 2014
Disclosure of detailed information about business combination [line items]
Goodwill				S/ 116,804,000	S/ 144,520,000			S/ 170,232,000
Estimated liability				6,078,592,000	6,556,899,000
Adexus S A [member]
Disclosure of detailed information about business combination [line items]
Interest in capital, joint ventures			44.00%
Percentage of additional interest in capital stock	39.03%	8.00%
Percentage of capital acquired	91.03%	52.00%
Business combination consideration transferred	S/ 14,000,000	S/ 8,300,000			43,079,000		$ 12,822,000
Losses arising from re-measurement at fair value of previously held interest	6,800,000
Acquisition transaction costs	S/ 1,400,000
Goodwill					S/ 930,000		$ 276,000
Non-controlling interest, ownership interest					8.97%
Morelco SAS [member]
Disclosure of detailed information about business combination [line items]
Percentage of capital acquired													70.00%
Business combination consideration transferred						S/ 277,100,000		258,600,000	$ 87,500,000			$ 93,700,000
Cash payments made for acquisition | $												78,500,000
Contingent liabilities recognised in business combination						45,700,000		32,000,000	9,100,000			15,100,000
Goodwill						S/ 105,800,000		S/ 103,000,000	$ 35,200,000			$ 36,100,000
Non-controlling interest, ownership interest						30.00%
Morelco SAS [member] | Purchased call options [member]
Disclosure of detailed information about business combination [line items]
Period over which shares of non-controlling interest be acquired						10 years
Morelco SAS [member] | Written put options [member]
Disclosure of detailed information about business combination [line items]
Estimated liability				105,400,000	S/ 109,900,000
Changes in the present value of the put option				S/ 5,190,000
Morelco SAS [member] | Written put options [member] | From 1 to 2 years [member]
Disclosure of detailed information about business combination [line items]
Expected redemption of the non-controlling interest						41.66%
Discount rate				2.03%	1.37%		1.37%
Morelco SAS [member] | Written put options [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about business combination [line items]
Expected redemption of the non-controlling interest						41.66%
Morelco SAS [member] | Written put options [member] | Less than1 year [member]
Disclosure of detailed information about business combination [line items]
Discount rate				1.79%	0.78%		0.78%
Morelco SAS [member] | Written put options [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about business combination [line items]
Discount rate				2.12%	1.76%		1.76%
Coasin Instalaciones Ltda [member]
Disclosure of detailed information about business combination [line items]
Percentage of capital acquired						100.00%						100.00%
Goodwill										S/ 6,400	$ 2,200